Concentration on Revenues and Cost of Goods Sold (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Percentage of revenues	25.01%	23.45%
Accounts Receivable [Member]
Percentage of revenues	32.00%	32.58%
Accounts receivable, net	$ 3,831,005	$ 3,315,845
Company A [Member]
Percentage of revenues	14.03%	14.66%
Company A [Member] | Accounts Receivable [Member]
Percentage of revenues	13.88%	8.77%
Accounts receivable, net	$ 1,662,078	$ 892,651
Company B [Member]
Percentage of revenues	10.98%	8.79%
Company B [Member] | Accounts Receivable [Member]
Percentage of revenues	9.25%	12.54%
Accounts receivable, net	$ 1,106,955	$ 1,276,086
Company C [Member] | Accounts Receivable [Member]
Percentage of revenues	8.87%	11.27%
Accounts receivable, net	$ 1,061,972	$ 1,147,108